Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Documentand Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	PHI
Entity Registrant Name	PLDT Inc.
Entity Central Index Key	0000078150
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	216,055,775
Entity Emerging Growth Company	false
Entity Shell Company	false